REMS REAL ESTATE INCOME 50/50 FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS
DIVERSIFIED/OTHER
Alexander's Inc.	4,000	$ 1,103,800
Gaming and Leisure Properties, Inc.	21,300	590,223
Kennedy-Wilson Holdings, Inc.	37,500	503,250
Spirit Realty Capital, Inc.	26,600	695,590
VEREIT, Inc.	190,500	931,545
		3,824,408
HEALTHCARE
Healthcare Trust of America, Inc "A"	12,000	291,360
Healthpeak Properties, Inc.	41,700	994,545
		1,285,905
OFFICE/INDUSTRIAL
Brandywine Realty Trust	112,600	1,184,552
City Office REIT, Inc.	62,500	451,875
STAG Industrial, Inc.	55,600	1,252,112
WPT Industrial Real Estate Investment Trust	113,600	1,015,088
		3,903,627
RESIDENTIAL
CatchMark Timber Trust, Inc. - Class A	121,800	879,396
Independence Realty Trust, Inc.	53,500	478,290
		1,357,686
RETAIL
Brixmor Property Group Inc.	82,100	779,950
Weingarten Realty Investors	55,200	796,536
		1,576,486
TOTAL COMMON STOCKS		11,948,112
PREFERRED STOCKS
CONVERTIBLE
Lexington Realty Trust, Series C, 6.500%	7,400	414,770
RPT Realty, Series D, 7.250%	21,800	685,828
		1,100,598
DIVERSIFIED/OTHER
Colony Capital, Inc., Series G, 7.500%	42,700	437,675
Digital Realty Trust, Inc., Series C, 6.625%	6,742	169,831
Digital Realty Trust, Inc., Series G, 5.875%	25,200	611,604
Global Net Lease, Inc., Series A, 7.250%	23,300	472,407
Global Net Lease, Inc., Series B, 6.875%	8,000	159,120
iStar Inc., Series D, 8.000%	14,400	300,240
iStar Inc., Series I, 7.500%	30,100	573,857
National Storage Affiliates Trust, Series A, 6.000%	24,300	558,171
Spirit Realty Capital Inc., Series A, 6.000%	23,300	495,591
VEREIT, Inc., Series F, 6.700%	25,189	556,677
Vornado Realty Trust, Series L, 5.400%	25,200	509,040
		4,844,213
HOTEL
Hersha Hospitality Trust, Series C, 6.875%	20,400	152,388
Hersha Hospitality Trust, Series D, 6.500%	12,761	79,373
Pebblebrook Hotel Trust, Series E, 6.375%	28,458	455,328
RLJ Lodging Trust, Series A, 1.950%	14,600	255,500
Summit Hotel Properties, Series E, 6.250%	15,600	205,140
Sunstone Hotel Investors, Series F, 6.450%	15,900	306,075
		1,453,804
INDUSTRIAL
Monmouth Real Estate Investment Corp., Series C, 6.125%	32,300	721,582
PS Business Parks, Inc., Series Z, 4.875%	17,000	354,620
Rexford Industrial Realty, Series A, 5.875%	21,700	503,440
Rexford Industrial Realty, Series B, 5.875%	8,000	174,960
		1,754,602
MORTGAGE REIT
Annaly Capital Management, Inc., Series D, 7.500%	14,800	284,900
Annaly Capital Management, Inc., Series I, 6.750%	15,900	283,179
		568,079

REMS REAL ESTATE INCOME 50/50 FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

	Shares	Fair Value
OFFICE
Boston Properties, Inc., Series B, 5.250%	15,200	368,144
City Office REIT, Inc., Series A, 6.625%	25,200	434,448
SL Green Realty Corp., Series I, 6.500%	26,700	609,027
		1,411,619
RESIDENTIAL
American Homes 4 Rent, Series D, 6.500%	20,800	492,128
Investors Real Estate Trust, Series C, 6.625%	18,928	468,468
UMH Properties Inc., Series B, 8.000%	18,000	396,000
UMH Properties Inc., Series C, 6.750%	10,200	199,195
		1,555,791
RETAIL
Brookfield Property REIT Inc., Series A, 6.375%	14,900	210,835
Saul Centers, Inc., Series E, 6.000%	20,500	301,350
SITE Centers Corp., Series K, 6.250%	16,600	307,930
Taubman Centers, Inc., Series K, 6.250%	21,300	468,174
Urstadt Biddle Properties, Inc., Series K, 5.875%*	16,200	273,646
		1,561,935
TOTAL PREFERRED STOCKS		14,250,641
TOTAL LONG POSITIONS		26,198,753
MONEY MARKET FUNDS
Money Market Fiduciary 0.0685%**	1,926,211	1,926,211
NET INVESTMENTS IN SECURITIES		28,124,964
Liabilities in excess of other assets		1,309,533
NET ASSETS		$ 29,434,497

** Effective 7 day yield as of March 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Common Stocks	$11,948,112	$-	$-	$11,948,112
Preferred Stocks	14,250,641	-	-	14,250,641
Money Market Funds	1,926,211	-	-	1,926,211
Net Investments in Securities	$28,124,964	$-	$-	$28,124,964

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended March 31, 2020.

At March 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $35,853,548 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$-
Gross unrealized depreciation	(7,728,584)
Net unrealized appreciation	$(7,728,584)